Stock-Based Compensation (Details) - Schedule of Changes in the Number of M-Options and C-Options Outstanding	12 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares
M-Options [Member]
M-Options
Number of stock options, Outstanding, beginning of year	223,692	227,017	197,757
Weighted average exercise price Outstanding, beginning of year	$ 0.001	$ 0.001	$ 0.001
Number of stock options, Outstanding, end of year	223,692	223,692	227,017
Weighted average exercise price Outstanding, end of year	$ 0.001	$ 0.001	$ 0.001
Number of stock options, Exercisable, end of year
Weighted average exercise price, Exercisable, end of year
Number of stock options, Granted			29,755
Weighted average exercise price, Granted			$ 0.001
Number of stock options, Forfeited		(3,325)	(495)
Weighted average exercise price, Forfeited		$ 0.001	$ 0.001
C-Options [Member]
M-Options
Number of stock options, Outstanding, beginning of year	217,970	221,295	192,035
Weighted average exercise price Outstanding, beginning of year	$ 27.85	$ 28.87	$ 17.5
Number of stock options, Outstanding, end of year	217,970	217,970	221,295
Weighted average exercise price Outstanding, end of year	$ 27.85	$ 27.85	$ 28.87
Number of stock options, Exercisable, end of year
Weighted average exercise price, Exercisable, end of year
Number of stock options, Granted			29,755
Weighted average exercise price, Granted			$ 102.5
Number of stock options, Forfeited		(3,325)	(495)
Weighted average exercise price, Forfeited		$ 95.54	$ 102.5